Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Financial Instruments by Category
(1) Financial instruments by category as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
Financial assets	Financial assets at amortized cost		Financial assets at FVTPL		Financial assets at FVOCI		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,879,554	￦	—	￦	—	￦	—	￦	2,879,554
Trade and other receivables		8,458,259		—		116,198		—		8,574,457
Other financial assets		1,385,921		939,661		1,680,168		159,211		4,164,961

(In millions of Korean won)	December 31, 2023
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at FVTPL		Derivatives used for hedging		Others		Total
Trade and other payables 1	￦	8,317,822	￦	—	￦	—	￦	—	￦	8,317,822
Borrowings		10,218,165		—		—		—		10,218,165
Other financial liabilities		915,185		136,106		24,547		—		1,075,838
Lease liabilities		—		—		—		1,179,909		1,179,909

1	Amounts related to employee benefit plans are excluded in Trade and other payables.

(In millions of Korean won)	December 31, 2024
Financial assets	Financial assets at amortized cost		Financial assets at FVTPL		Financial assets at FVOCI		Derivatives used for hedging		Total
Cash and cash equivalents	￦	3,716,680	￦	—	￦	—	￦	—	￦	3,716,680
Trade and other receivables		7,573,409		—		114,774		—		7,688,183
Other financial assets		962,653		1,029,926		1,665,368		445,471		4,103,418

(In millions of Korean won)	December 31, 2024
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at FVTPL		Derivatives used for hedging		Others		Total
Trade and other payables 1	￦	7,214,174	￦	—	￦	—	￦	—	￦	7,214,174
Borrowings		10,520,690		—		—		—		10,520,690
Other financial liabilities		942,135		132,011		3		—		1,074,149
Lease liabilities		—		—		—		1,059,453		1,059,453

1	Amounts related to employee benefit plans are excluded in Trade and other payables.

Summary of Gains or Losses Arising From Financial Instruments by Category
(2) Gains or losses arising from financial instruments by category for the years ended December 31, 2022, 2023, 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Financial assets at amortized cost
Interest income 1	￦	144,505	￦	360,134	￦	379,371
Gain on foreign currency transactions 4		23,824		22,782		27,748
Gain (loss) on foreign currency translation		(2,151)		5,741		9,534
Loss on disposal		(81)		(3,409)		(2)
Loss on valuation		(132,102)		(172,966)		(184,942)
Financial assets at fair value through profit or loss
Interest income 1		6,008		13,480		10,281
Dividend income 5		4,600		6,918		8,411
Loss on valuation 6		(29,282)		(31,965)		(66,133)
Gain on disposal		2,347		14,237		13,811
Gain on foreign currency transactions 4		1,100		—		2,469
Gain on foreign currency translation		13,711		3,396		29,029
Financial assets at fair value through other comprehensive income
Interest income 1		190,281		18,966		19,888
Dividend income 5		9,522		52,813		62,220
Loss on valuation		(61)		—		—
Loss on disposal		(62,183)		(11,193)		(8,277)
Other comprehensive loss for the year 2		(158,574)		121,805		(7,602)
Derivatives used for hedging
Gain on transactions		27,628		10,192		38,620
Gain on valuation 7		150,699		34,092		361,844
Other comprehensive income for the year 2		88,048		7,772		273,673
Reclassified to profit or loss from other comprehensive loss for the year 2,3		(110,616)		(29,178)		(276,568)
Financial liabilities at amortized cost
Interest expense 1		(275,302)		(358,486)		(387,535)
Gain (loss) on valuation 8		—		3,411		(5,866)
Loss on foreign currency transactions 4		(34,574)		(24,054)		(41,959)
Loss on foreign currency translation		(168,577)		(93,004)		(421,608)
Financial liabilities at fair value through profit or loss
Gain (loss) on valuation		30,031		(7,394)		(3,221)
Gain on disposal		—		4,788		—
Interest expense 1		(4,046)		(44)		—
Gain (loss) on foreign currency transactions 4		24		(5)		—
Derivatives used for hedging
Loss on transactions		(1,291)		—		—
Gain (loss) on valuation		(17,237)		11,503		9,337
Other comprehensive income (loss) for the year 2		(23,957)		7,557		(871)
Reclassified to profit or loss from other comprehensive income for the year 2,3		15,195		(8,764)		(9,386)
Lease liabilities
Interest expense 1		(41,469)		(52,035)		(47,556)

Total	￦	(353,980)	￦	(92,910)	￦	(215,290)

1
BC Card Co., Ltd., etc., subsidiaries of the Group, recognized interest income and expenses as operating revenue and expenses, respectively. Related interest income recognized as operating revenue is
￦
106,005 million (2022:
￦
68,869 million, 2023:
￦
112,973 million) and related interest expense recognized as operating expense is
￦
57,872 million (2022:
￦
27,060 million, 2023:
￦
55,677 million) for the year ended December 31, 2024.

2	The amounts directly reflected in equity after adjustments of deferred income tax.
3
During the years ended December 31, 2023 and 2024, certain derivatives of the Group were settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.

4
BC Card Co., Ltd., a subsidiary of the Group, recognized foreign currency transaction gain and loss and as operating revenue and expense. In relation to this, foreign currency transaction gain and loss recognized as operating revenue and expense amount to foreign exchange gain
￦
10,298 million (2022 foreign exchange gain and loss:
￦
3,569 million, 2023 foreign exchange gain:
￦
5,597 million), respectively, for the year ended December 31, 2024.

5
BC Card Co., Ltd., a subsidiary of the Group, recognized dividend income as operating revenue. Related dividend income recognized as operating revenue is
￦
1,701 million (2022:
￦
2,299 million, 2023:
￦
1,759 million) for the year ended December 31, 2024.

6
KT Investment Co., Ltd., etc., subsidiaries of the Group, recognized gain and loss on valuation of financial instruments measured at fair value through profit or loss as operating income and expenses. In relation to this, valuation gain and loss recognized as operating revenue and expense amount to valuation loss
￦
576 million (2022 valuation loss:
￦
7,860 million, 2023 valuation loss:
￦
11,112 million), for the year ended December 31, 2024.

7
BC Card Co., Ltd., a subsidiary of the Group, recognized gain and loss on valuation of derivatives as operating income and expenses. Related valuation gain recognized as operating revenue and expense is
￦
57 million (2022 valuation loss:
￦
418 million, 2023 valuation gain:
￦
48 million), for the year ended December 31, 2024.

8
KT Cloud Co., Ltd., a subsidiary of the Group, recognized gain on valuation as convertible preferred stock of
￦
317,178 million (2023 valuation gain:
￦
311,312 million) for the year ended December 31, 2024.